Common Stock - Schedule Of Common Stock Shares Reserved For Future Issuance (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Class Of Stock [Line Items]
Common stock, Capital shares reserved for future issuance	127,333,646	358,598,721
Stock options and RSUs outstanding under 2016 Stock Plan [Member]
Class Of Stock [Line Items]
Common stock, Capital shares reserved for future issuance	21,252,552	24,576,859
Unvested RSU's under 2016 Stock Plan [Member]
Class Of Stock [Line Items]
Common stock, Capital shares reserved for future issuance	10,032,871	0
Remaining shares available for future issuance under the 2016 plan [Member]
Class Of Stock [Line Items]
Common stock, Capital shares reserved for future issuance	0	499,132
Remaining shares available for future issuance under the 2021 plan [Member]
Class Of Stock [Line Items]
Common stock, Capital shares reserved for future issuance	67,264,890	0
Redeemable Convertible Preferred Stock [Member]
Class Of Stock [Line Items]
Common stock, Capital shares reserved for future issuance	0	332,764,215
Common stock warrants [Member]
Class Of Stock [Line Items]
Common stock, Capital shares reserved for future issuance	28,783,333	758,515